CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (unaudited) (parenthetical) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Actuarial (losses)/gains from defined benefit plans, tax benefit	$ 5	$ 7	$ 2
Fair value adjustments on equity securities, tax benefit		$ 3	$ 5